Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 81	$ 7,624
Accounts receivable, net		8,904
Notes Receivable - FuboTV	10,000
Inventory		49
Prepaid expenses	130	1,396
Total current assets	10,211	17,973
Property and equipment, net		335
Deposits	24	24
Investment in Nexway at fair value	2,374
Financial assets at fair value	1,965	1,965
Intangible assets	111,459	116,646
Goodwill	176,595	227,763
Right-of-use assets	37	3,519
Total assets	302,665	368,225
Current liabilities
Accounts payable	3,406	36,373
Accrued expenses	4,337	20,402
Due to related parties	305	665
Notes payable, net of discount	5,207	4,090
Notes payable - related parties	446	368
Convertible notes, net of $945 and $710 discount as of March 31, 2020 and December 31, 2019, respectively	1,962	1,358
Convertible notes - related parties
Shares settled liability for intangible asset		1,000
Shares settled liability for note payable	7,515
Profit share liability	1,971	1,971
Warrant liability - subsidiary	39	24
Warrant liability	15,987
Derivative liability	389	376
Current portion of lease liability	37	815
Total current liabilities	41,601	67,442
Deferred income taxes	28,679	30,879
Other long-term liabilities	1	41
Lease liability		2,705
Long term borrowings	55,130	43,982
Total liabilities	125,411	145,049
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, par value $0.0001, 2,000,000 shares authorized, 456,000 and 456,000 shares issued and outstanding as of March 31, 2020 and December 31, 2019, respectively; aggregate liquidation preference of $463 and $462 as of March 31, 2020 and December 31, 2019, respectively	463	462
Stockholders' equity:
Common stock par value $0.0001: 400,000,000 shares authorized; 32,307,663 and 28,912,500 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively	3	3
Additional paid-in capital	270,397	257,002
Accumulated deficit	(111,593)	(56,123)
Non-controlling interest	17,984	22,602
Accumulated other comprehensive loss		(770)
Total stockholders' equity	176,791	222,714
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	302,665	368,225
Series AA Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
Series B Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
Series C Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
Series X Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value